Tax credits and grants receivable - Summary of information about unused and unrecorded non refundable federal tax credit (Detail) - Unused tax credits $ in Thousands	Nov. 30, 2022 USD ($)
Statement [line items]
Deferred tax assets	$ 12,928
Income tax expire 2024
Statement [line items]
Deferred tax assets	443
Income tax expire 2025
Statement [line items]
Deferred tax assets	1,320
Income tax expire 2026
Statement [line items]
Deferred tax assets	1,620
Income tax expire 2027
Statement [line items]
Deferred tax assets	2,232
Income tax expire 2028
Statement [line items]
Deferred tax assets	2,476
Income tax expire 2029
Statement [line items]
Deferred tax assets	1,669
Income tax expire 2030
Statement [line items]
Deferred tax assets	827
Income tax expire 2031
Statement [line items]
Deferred tax assets	578
Income tax expire 2032
Statement [line items]
Deferred tax assets	303
Income tax expire 2033
Statement [line items]
Deferred tax assets	200
Income tax expire 2039
Statement [line items]
Deferred tax assets	187
Income tax expire 2040
Statement [line items]
Deferred tax assets	318
Income tax expire 2041
Statement [line items]
Deferred tax assets	387
Income tax expire 2042
Statement [line items]
Deferred tax assets	$ 368